JPMorgan International Research Enhanced Equity ETF
Schedule of Portfolio Investments as of January 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.3%
ANZ Group Holdings Ltd.	1,323,852	24,999,070
Aristocrat Leisure Ltd.	145,198	6,751,655
BHP Group Ltd.	2,328,878	57,196,517
Brambles Ltd.	995,186	12,161,663
Commonwealth Bank of Australia	517,141	51,032,639
Glencore plc	1,007,445	4,352,615
Goodman Group, REIT	777,263	17,333,091
GPT Group (The), REIT	1,716,593	4,873,146
Insurance Australia Group Ltd.	3,218,932	18,255,389
Macquarie Group Ltd.	188,554	27,893,279
Medibank Pvt Ltd.	6,250,434	15,411,793
Mirvac Group, REIT (a)	13,082,644	15,826,366
National Australia Bank Ltd.	1,290,271	31,794,410
Northern Star Resources Ltd.	449,468	4,757,046
QBE Insurance Group Ltd.	2,415,411	31,177,542
Rio Tinto Ltd.	738,078	53,157,077
Rio Tinto plc	370,249	22,297,104
Santos Ltd.	4,351,395	18,841,353
Telstra Group Ltd.	1,306,811	3,190,438
Transurban Group	1,209,598	9,963,557
Wesfarmers Ltd.	322,776	15,204,170
Westpac Banking Corp.	780,017	16,184,448
Woodside Energy Group Ltd.	559,619	8,529,035
Woolworths Group Ltd.	1,006,726	18,927,979
		490,111,382
Austria — 0.1%
Erste Group Bank AG	123,086	7,567,187
Belgium — 0.6%
Anheuser-Busch InBev SA	319,369	15,737,353
KBC Group NV	295,602	22,674,970
		38,412,323
China — 0.3%
Prosus NV	582,666	22,256,409
Denmark — 2.5%
Carlsberg A/S, Class B	251,286	26,319,972
Novo Nordisk A/S, Class B	1,476,872	124,684,432
Novonesis (Novozymes) B	246,409	14,127,384
		165,131,788
Finland — 0.7%
Nokia OYJ	1,429,075	6,738,730
Nordea Bank Abp	3,243,953	38,626,967
		45,365,697
France — 11.8%
Air Liquide SA	474,050	82,807,897
Airbus SE	285,901	49,452,730

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
AXA SA	217,171	8,238,851
BNP Paribas SA	728,357	49,753,840
Capgemini SE	288,682	52,458,256
Cie Generale des Etablissements Michelin SCA	721,910	25,105,879
Dassault Systemes SE	426,892	16,666,649
Engie SA	3,207,127	52,942,888
EssilorLuxottica SA	12,578	3,452,143
Hermes International SCA	4,386	12,336,326
Legrand SA	540,148	55,069,615
L'Oreal SA	50,041	18,566,821
LVMH Moet Hennessy Louis Vuitton SE	154,029	112,657,517
Orange SA	2,330,470	25,063,061
Pernod Ricard SA	216,087	24,679,137
Safran SA	320,268	79,393,287
Societe Generale SA	1,254,559	40,610,142
TotalEnergies SE	488,804	28,317,460
Vinci SA	538,020	58,220,684
		795,793,183
Germany — 9.7%
adidas AG	88,711	23,389,526
Allianz SE (Registered)	317,890	103,653,203
BASF SE	76,789	3,699,519
Bayer AG (Registered)	306,765	6,864,367
Daimler Truck Holding AG	177,921	7,835,182
Deutsche Boerse AG	37,354	9,227,854
Deutsche Post AG	925,110	33,306,560
Deutsche Telekom AG (Registered)	2,516,523	84,426,728
E.ON SE	3,815,624	45,195,372
Heidelberg Materials AG	122,107	17,182,417
Infineon Technologies AG	1,363,071	44,815,745
Mercedes-Benz Group AG	169,739	10,326,942
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	91,791	49,753,694
RWE AG	214,089	6,634,352
SAP SE	429,006	118,223,011
Siemens AG (Registered)	311,708	66,822,717
Siemens Healthineers AG (b)	111,727	6,341,198
Zalando SE * (b)	362,298	13,502,097
		651,200,484
Hong Kong — 1.6%
AIA Group Ltd.	5,703,600	40,097,144
CK Asset Holdings Ltd.	2,653,344	11,086,804
Hong Kong Exchanges & Clearing Ltd.	555,800	21,753,838
Link, REIT	1,245,900	5,147,770
Prudential plc	889,296	7,400,669
Sun Hung Kai Properties Ltd.	1,131,000	10,110,400
Techtronic Industries Co. Ltd.	780,000	10,490,296
		106,086,921

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ireland — 0.3%
AIB Group plc	1,239,696	7,289,662
Kingspan Group plc	132,322	9,179,402
		16,469,064
Italy — 1.7%
Enel SpA	2,147,840	15,266,175
FinecoBank Banca Fineco SpA	1,522,968	28,913,782
UniCredit SpA	1,488,767	68,369,032
		112,548,989
Japan — 22.6%
Advantest Corp.	301,600	16,674,615
Ajinomoto Co., Inc.	795,500	31,889,514
Asahi Group Holdings Ltd.	967,500	10,479,318
Asahi Kasei Corp.	1,407,800	9,561,275
Bridgestone Corp.	775,500	27,817,903
Chugai Pharmaceutical Co. Ltd.	148,900	6,419,830
Daifuku Co. Ltd.	434,100	8,909,622
Daiichi Sankyo Co. Ltd.	1,350,000	37,638,567
Daikin Industries Ltd.	234,583	27,554,412
Denso Corp.	1,854,300	25,660,740
Disco Corp.	49,000	14,181,740
East Japan Railway Co.	1,061,700	18,901,800
Fast Retailing Co. Ltd.	21,200	6,982,375
Hitachi Ltd.	3,059,800	76,924,720
Hoya Corp.	349,600	46,946,374
ITOCHU Corp.	1,069,200	49,230,324
Kajima Corp.	387,100	6,883,055
Kao Corp.	476,000	18,874,527
Keyence Corp.	126,900	54,656,948
Konami Group Corp.	185,000	17,029,822
Kyowa Kirin Co. Ltd.	1,067,600	15,909,058
LY Corp.	2,347,400	6,856,585
Mitsubishi Corp.	728,800	11,623,797
Mitsubishi UFJ Financial Group, Inc.	2,471,550	31,256,202
Mitsui & Co. Ltd.	1,433,600	28,373,796
Mitsui Fudosan Co. Ltd.	3,670,500	33,129,170
Murata Manufacturing Co. Ltd.	1,667,200	26,193,054
Nintendo Co. Ltd.	135,600	8,895,997
Nippon Paint Holdings Co. Ltd.	502,400	3,165,774
Nippon Telegraph & Telephone Corp.	31,890,300	31,394,429
Nomura Research Institute Ltd.	607,000	20,508,857
ORIX Corp.	1,294,800	27,349,834
Osaka Gas Co. Ltd.	506,000	9,948,330
Otsuka Corp.	934,300	21,063,528
Pan Pacific International Holdings Corp.	892,000	24,834,483
Recruit Holdings Co. Ltd.	517,100	36,089,544
Renesas Electronics Corp. *	1,620,800	21,709,774
Resona Holdings, Inc.	2,981,800	22,132,245

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Sekisui House Ltd.	774,800	17,807,210
Seven & i Holdings Co. Ltd.	857,500	13,688,928
Shimano, Inc.	99,300	13,934,348
Shin-Etsu Chemical Co. Ltd.	1,419,700	44,013,870
Shionogi & Co. Ltd.	918,100	13,499,840
SoftBank Group Corp.	177,100	10,826,419
Sony Group Corp.	3,346,675	73,858,918
Sumitomo Electric Industries Ltd.	1,793,400	33,504,543
Sumitomo Metal Mining Co. Ltd.	684,200	15,624,446
Sumitomo Mitsui Financial Group, Inc.	2,800,300	69,008,092
Suzuki Motor Corp.	2,801,200	33,519,719
T&D Holdings, Inc.	1,347,400	25,634,058
Taisei Corp.	244,000	10,236,419
Takeda Pharmaceutical Co. Ltd.	986,300	26,531,491
Terumo Corp.	1,869,900	35,105,330
Tokio Marine Holdings, Inc.	1,577,900	52,044,461
Tokyo Electron Ltd.	293,100	49,441,280
Toyota Motor Corp.	4,642,600	88,067,897
		1,519,999,207
Macau — 0.1%
Sands China Ltd. *	2,754,400	6,621,611
Netherlands — 4.5%
Adyen NV * (b)	10,274	16,583,437
ASML Holding NV	206,626	152,854,235
Heineken NV	393,858	27,364,328
Koninklijke Ahold Delhaize NV	615,352	21,806,588
Koninklijke KPN NV	9,565,774	34,613,964
NN Group NV	700,613	32,155,511
Wolters Kluwer NV	103,567	18,814,190
		304,192,253
New Zealand — 0.1%
Xero Ltd. *	56,548	6,364,763
Singapore — 1.5%
DBS Group Holdings Ltd.	1,461,231	47,828,905
Oversea-Chinese Banking Corp. Ltd.	1,211,600	15,453,701
Sea Ltd., ADR *	182,836	22,267,596
United Overseas Bank Ltd.	580,300	15,952,247
		101,502,449
Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	1,696,838	19,318,423
Banco Santander SA	12,216,109	62,601,521
CaixaBank SA	2,328,500	14,095,241
Iberdrola SA	3,514,953	49,671,793
Industria de Diseno Textil SA	698,445	37,912,021
		183,598,999

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — 2.4%
Atlas Copco AB, Class A	4,409,072	73,656,949
Sandvik AB	834,092	17,209,835
Volvo AB, Class B	2,598,088	71,586,189
		162,452,973
Switzerland — 4.1%
Cie Financiere Richemont SA (Registered)	366,177	70,788,856
Givaudan SA (Registered)	2,245	9,827,960
Lonza Group AG (Registered)	95,632	60,639,534
Sandoz Group AG	897,620	42,975,677
SGS SA (Registered)	114,420	11,114,590
UBS Group AG (Registered)	907,616	32,002,121
Zurich Insurance Group AG	77,522	46,975,596
		274,324,334
United Kingdom — 13.1%
3i Group plc	1,560,939	74,992,762
AstraZeneca plc	953,487	133,846,342
Barclays plc	18,053,659	66,166,615
British American Tobacco plc	704,225	27,940,812
Centrica plc	14,730,600	25,889,150
DCC plc	69,881	4,818,446
Diageo plc	644,406	19,197,141
HSBC Holdings plc	6,638,241	69,330,603
InterContinental Hotels Group plc	296,971	39,598,528
Lloyds Banking Group plc	22,353,662	17,186,970
London Stock Exchange Group plc	298,513	44,421,134
National Grid plc	1,734,047	21,036,165
NatWest Group plc	5,739,122	30,599,042
Next plc	101,290	12,449,523
Reckitt Benckiser Group plc	321,681	21,272,372
RELX plc	1,811,158	89,935,740
Rolls-Royce Holdings plc *	1,006,327	7,503,329
Sage Group plc (The)	527,591	8,768,299
SSE plc	2,200,008	44,320,336
Standard Chartered plc	2,036,586	27,391,110
Taylor Wimpey plc	5,841,923	8,651,881
Tesco plc	9,816,720	45,180,409
Unilever plc	740,293	42,376,562
		882,873,271
United States — 11.5%
BP plc	15,278,173	79,038,502
CSL Ltd.	164,222	28,351,752
Ferrovial SE	536,846	22,914,357
GSK plc	1,280,599	22,307,518
Nestle SA (Registered)	1,568,036	133,189,970
Novartis AG (Registered)	722,791	75,659,473
Roche Holding AG	266,880	83,899,595

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Sanofi SA	596,843	64,866,092
Schneider Electric SE	367,034	93,088,920
Shell plc	3,952,143	129,767,639
Spotify Technology SA *	13,420	7,361,541
Stellantis NV	2,575,473	34,387,430
		774,832,789
Total Common Stocks (Cost $5,804,479,827)		6,667,706,076
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (c) (d) (Cost $33,657,570)	33,649,260	33,662,720
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (c) (d)(Cost $1,261,117)	1,261,117	1,261,117
Total Short-Term Investments (Cost $34,918,687)		34,923,837
Total Investments — 99.7% (Cost $5,839,398,514)		6,702,629,913
Other Assets in Excess of Liabilities — 0.3%		19,829,000
NET ASSETS — 100.0%		6,722,458,913

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2025. The total value of securities on loan at January 31, 2025 is $1,173,539.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2025.

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2025
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	13.4%
Pharmaceuticals	9.8
Insurance	6.4
Semiconductors & Semiconductor Equipment	4.5
Oil, Gas & Consumable Fuels	3.9
Textiles, Apparel & Luxury Goods	3.3
Capital Markets	3.1
Machinery	2.8
Diversified Telecommunication Services	2.7
Chemicals	2.5
Automobiles	2.5
Food Products	2.5
Metals & Mining	2.3
Professional Services	2.3
Software	2.2
Industrial Conglomerates	2.2
Electrical Equipment	2.2
Multi-Utilities	2.2
Aerospace & Defense	2.0
Beverages	1.8
Automobile Components	1.7
Electric Utilities	1.6
Household Durables	1.5
Consumer Staples Distribution & Retail	1.5
Construction & Engineering	1.5
IT Services	1.4
Health Care Equipment & Supplies	1.4
Trading Companies & Distributors	1.3
Electronic Equipment, Instruments & Components	1.2
Personal Care Products	1.2
Broadline Retail	1.1
Others (each less than 1.0%)	9.5
Short-Term Investments	0.5

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$490,111,382	$—	$490,111,382
Austria	—	7,567,187	—	7,567,187
Belgium	—	38,412,323	—	38,412,323
China	—	22,256,409	—	22,256,409
Denmark	—	165,131,788	—	165,131,788
Finland	—	45,365,697	—	45,365,697
France	—	795,793,183	—	795,793,183
Germany	—	651,200,484	—	651,200,484

JPMorgan International Research Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hong Kong	$—	$106,086,921	$—	$106,086,921
Ireland	—	16,469,064	—	16,469,064
Italy	—	112,548,989	—	112,548,989
Japan	—	1,519,999,207	—	1,519,999,207
Macau	—	6,621,611	—	6,621,611
Netherlands	21,806,588	282,385,665	—	304,192,253
New Zealand	—	6,364,763	—	6,364,763
Singapore	22,267,596	79,234,853	—	101,502,449
Spain	—	183,598,999	—	183,598,999
Sweden	—	162,452,973	—	162,452,973
Switzerland	9,827,960	264,496,374	—	274,324,334
United Kingdom	—	882,873,271	—	882,873,271
United States	7,361,541	767,471,248	—	774,832,789
Total Common Stocks	61,263,685	6,606,442,391	—	6,667,706,076
Short-Term Investments
Investment Companies	33,662,720	—	—	33,662,720
Investment of Cash Collateral from Securities Loaned	1,261,117	—	—	1,261,117
Total Short-Term Investments	34,923,837	—	—	34,923,837
Total Investments in Securities	$96,187,522	$6,606,442,391	$—	$6,702,629,913
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2025	Shares at January 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.46% (a) (b)	$29,218,490	$262,516,015	$258,073,486	$3,126	$(1,425)	$33,662,720	33,649,260	$648,145	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.38% (a) (b)	—	121,207,974	119,946,857	—	—	1,261,117	1,261,117	297,892	—
Total	$29,218,490	$383,723,989	$378,020,343	$3,126	$(1,425)	$34,923,837		$946,037	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2025.